UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.20549
                             FORM 13F
                        FORM 13F COVER PAGE

Report for the Quarter Ended:September 30, 2002

Check here if Amendment [ ]; Amendment Number:_____
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holding
                                            entries.

Institutional Investment Manager Filing this Report:

Name:     Institutional Capital Corporation
Address:  225 West Wacker Drive, Suite 2400
          Chicago, Illinois60606

Form 13F File No:        28-16

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:          Robert J. Lukaszewicz
Title:         Vice President & Controller
Phone:         (312) 424-9100
Signature, Place, and Date of Signing:


/s/ Robert J. Lukaszewicz  Chicago, Illinois  November 8, 2002
-------------------------- -----------------  ----------------
     (Signature)              (City/State)         (Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:     None


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         62

Form 13F Information Table Value Total: $9,404,821 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.None




                           FORM 13F INFORMATION TABLE
INSTITUTIONAL CAPITAL CORPORATION
FORM 13F
30-Sep-02
                                                                                        Voting Authority
                                                                                      ----------------------

Name of Issuer                 Title            Value    Shares/   Sh/ Put/ Invsmt Otr
                                of     CUSIP   (x$1000)  Prn Amt   Prn Call Dscrtn Mgr   Sole     Shd   None
                               class
--------------------------     ------ -------- --------  --------  ---- --  ------ ---  --------  ----- -----
ABN Amro Holding ADR           COM   000937102    5,181    464,700 SH       Sole          464,700
AT&T Corp.                     COM   001957109  234,685 19,540,815 SH       Sole       18,398,265    1,142,550
Accenture Ltd.                 COM   G1150G111  116,288  8,143,404 SH       Sole        7,687,654      455,750
Aventis ADR                    COM   053561106    5,426    103,250 SH       Sole          103,250
BAE Systems PLC                COM    0263494     5,129  1,698,800 SH       Sole        1,698,800
BNP Paribas ADR                COM   05565A202    4,651    285,400 SH       Sole          285,400
BP Plc                         COM   055622104    5,205    130,450 SH       Sole          130,450
Bank One Corp.                 COM   06423A103  284,145  7,597,481 SH       Sole        7,161,031      436,450
Bank of America Corp.          COM   060505104  274,481  4,302,211 SH       Sole        4,065,661      236,550
Barclays PLC                   COM    3134865     5,457    934,200 SH       Sole          934,200
Baxter International Inc.      COM   071813109  237,709  7,780,984 SH       Sole        7,339,184      441,800
Bayerische Moteren Werke AG Or COM    5756029     5,410    168,400 SH       Sole          168,400
Caterpillar Inc.               COM   149123101  176,367  4,738,507 SH       Sole        4,456,907      281,600
Cendant Corp.                  COM   151313103  211,336 19,640,969 SH       Sole       18,460,219    1,180,750
Cigna Corp.                    COM   125509109  151,433  2,140,392 SH       Sole        2,027,492      112,900
Citigroup Inc.                 COM   172967101  411,075 13,864,244 SH       Sole       13,071,990      792,254
Clear Channel Communications   COM   184502102  176,407  5,076,489 SH       Sole        4,795,689      280,800
ConocoPhillips                 COM   20825C104  401,440  8,681,667 SH       Sole        8,193,539      488,128
Converium Holding AG ADR       COM   21248N107    2,434    113,200 SH       Sole          113,200
Diageo PLC ADR                 COM   25243Q205  298,890  5,988,583 SH       Sole        5,683,683      304,900
Dow Chemical                   COM   260543103  201,261  7,369,479 SH       Sole        6,980,729      388,750
Electronic Data Systems Corp.  COM   285661104   64,648  4,624,337 SH       Sole        4,362,912      261,425
Encana Corp.                   COM   292505104  153,443  5,097,781 SH       Sole        4,800,790      296,991
Entergy Corp.                  COM   29364G103  176,405  4,240,517 SH       Sole        3,987,667      252,850
Exxon Mobil Corporation        COM   30231G102  312,632  9,800,374 SH       Sole        9,253,368      547,006
Fannie Mae                     COM   313586109  283,436  4,760,437 SH       Sole        4,495,337      265,100
Gannett Inc.                   COM   364730101  176,768  2,448,992 SH       Sole        2,310,120      138,872
General Dynamics Corp.         COM   369550108  157,327  1,934,422 SH       Sole        1,845,372       89,050
General Motors Corp.           COM   370442105  196,090  5,040,871 SH       Sole        4,739,771      301,100
Goldman Sachs Group Inc.       COM   38141G104  136,709  2,070,409 SH       Sole        1,942,359      128,050
Groupe Bruxelles Lambert SA Or COM    7097328     5,380    145,226 SH       Sole          145,226
Guidant Corp.                  COM   401698105  162,163  5,018,994 SH       Sole        4,726,644      292,350
HCA Inc.                       COM   404119109  188,674  3,962,915 SH       Sole        3,756,115      206,800
Hewlett Packard Co.            COM   428236103  176,575 15,130,662 SH       Sole       14,274,762      855,900
Honeywell International Inc.   COM   438516106  178,206  8,227,418 SH       Sole        7,748,644      478,774
ING Groep N V ADR              COM   456837103    5,452    388,300 SH       Sole          388,300
Kimberly Clark Corp.           COM   494368103  285,285  5,036,819 SH       Sole        4,749,968      286,851
Koninklijke Philips Electronic COM   500472303  257,912 17,750,353 SH       Sole       16,786,161      964,192
Lennar Corp.                   COM   526057104  107,122  1,920,434 SH       Sole        1,814,634      105,800
Liberty Media Corp Class A     COM   530718105  212,523 29,599,224 SH       Sole       27,788,124    1,811,100
Loews Corp.                    COM   540424108  232,731  5,426,231 SH       Sole        5,278,731      147,500
McDonald's Corp.               COM   580135101  220,970 12,512,477 SH       Sole       11,785,527      726,950
MetLife Inc.                   COM   59156R108  284,295 12,491,018 SH       Sole       11,795,368      695,650
National Grid Group PLC Ord Sh COM    3122387     2,385    335,900 SH       Sole          335,900
Nestle SA Sponsored Reg ADR    COM   641069406    5,005     91,650 SH       Sole           91,650
News Corp Ltd Class A Sponsore COM   652487802  122,391  7,372,925 SH       Sole        6,924,754      448,171
Northrop Grumman Corp.         COM   666807102  121,503    979,546 SH       Sole          935,472       44,074
Novartis AG Sponsored ADR      COM   66987V109    5,133    129,200 SH       Sole          129,200
Pearson PLC Ord Shrs           COM    0677608     9,755  1,217,700 SH       Sole        1,217,700
Schering Plough Corp.          COM   806605101  233,984 10,974,861 SH       Sole       10,350,361      624,500
Sears Roebuck & Co.            COM   812387108  279,988  7,179,173 SH       Sole        6,771,323      407,850
Six Continents PLC Ord Shrs    COM    0243195     5,058    542,500 SH       Sole          542,500
Target Corp.                   COM   87612E106  261,987  8,874,916 SH       Sole        8,372,591      502,325
Total Fina Elf S.A. ADR        COM   89151E109    9,604    145,850 SH       Sole          145,850
Travelers Property Casualty Cl COM   89420G109  173,177 13,119,426 SH       Sole       12,390,519      728,907
UPM Kymmene Corp ADR           COM   915436109    4,920    172,800 SH       Sole          172,800
Verizon Communications Inc.    COM   92343V104  239,406  8,724,684 SH       Sole        8,220,216      504,468
Vodafone Group PLC ADR         COM   92857W100    5,553    432,800 SH       Sole          432,800
Wells Fargo and Co.            COM   949746101  271,244  5,632,153 SH       Sole        5,299,003      333,150
Weyerhaeuser Co.               COM   962166104  235,724  5,385,534 SH       Sole        5,089,109      296,425
Wolters Kluwer NV - Sponsored  COM   977874205    3,543    195,900 SH       Sole          195,900
Wyeth                          COM   983024100  225,305  7,085,057 SH       Sole        6,707,857      377,200

REPORT SUMMARY                 62             9,404,821
